U.S. SECURITIES
AND EXCHANGE
COMMISSION
Washington, D.C.
20549
FORM 24F-2
ANNUAL NOTICE
OF SECURITES
SOLD PURSUANT
TO RULE 24F-2
READ
INSTRUCTIONS AT
END OF FORM
BEFORE
PREPARING
FORM.

1. Name and address of
issuer:
db-X Exchange-Traded
Funds, Inc.
60 Wall Street
New York, NY 10005

2. The name of each
series or class of
securities for which
this Form is filed
(If the Form is being
filed for all series and
classes of securities of
the issuer, check the box
but do not list series or
classes):[x]

3. Investment Company
Act File Number:
811-22001
Securities Act File
Number: 333-139872

4. (a) Last day of
fiscal year for which
this Form is filed:
May 31, 2012
(b) [ ] Check box if this
Form is being filed late
(i.e., more than 90
calendar days after
the end of the issuer's
fiscal year).
(See Instruction A.2)

NOTE: IF THE FORM
IS BEING FILED LATE,
INTEREST MUST BE PAID
ON THE REGISTRATION FEE
DUE.

(c)[ ] Check box if this
is the last time the
issuer will be filing
this Form.

5. Calculation of
registration fee:
(i) Aggregate sale price
of securities sold during
the fiscal year pursuant
to section 24(f): $0

(ii) Aggregate price of
securities redeemed or
repurchased during the
fiscal year: $23,018,183

(iii) Aggregate price of
securities redeemed or
repurchased during any
PRIOR fiscal year ending
no earlier than October
11,1995 that were not
previously used to reduce
registration fees payable
to the Commission: $32,784,631


(iv) Total available redemption
credits [add items 5(ii) and
5(iii)]: $55,802,814

(v) Net sales -- if item 5(i)
is greater than Item 5(iv)
[subtract Item 5(iv)
from Item 5(I)]: $0

(vi) Redemption credits
available for use in future
years -- if Item 5(i) is
less than Item 5(iv)
[subtract Item 5(iv) from
Item 5(i)]: $55,802,814

(vii) Multiplier for determining
registration fee (See Instruction
C.9): x  0.00011460


(viii)	Registration fee due
[multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee
is due): = $0

6. Prepaid Shares If the
response to Item 5(i) was
determined by deducting
an amount of securities
that were registered under
the Securities Act of 1933
pursuant to rule 24e-2 as
in effect before October 11,
1997, then report the
amount of securities
(number of shares or
other units) deducted here:
0. If there is a
number of shares or
other units that were
registered pursuant to
rule 24e-2 remaining unsold
at the end of the fiscal
year for which this
form is filed
that are available for
use by the issuer in
future fiscal years,
then state
that number here: 0.

7. Interest due -- if this
Form is being filed
more than 90 days
after the end of the
issuer's fiscal year
(see Instruction D): $0

8. Total of the amount of
the registration fee due
plus any interest due
[Item 5(viii) plus Item 7]:
= $0

9. Date the registration
fee and any interest
payment was sent to
the Commission's
lockbox depository:
N/A
Method of Delivery:
[   ] Wire Transfer
[   ] Mail or other
means



SIGNATURES

This report has
been signed below by
the following persons
on behalf of the
Issuer and in
the capacities and on
the dates indicated.

By: (Signature and
Title)*
/ s / Kevin Teevan

Kevin Teevan
Controller

Date: August 24, 2012

*Please print the name
and title of the signing
officer below the
signature.

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